Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ (1,385)	$ 176
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	173	152
Impairment of goodwill and intangible assets	988
Capital gain from sale of property and equipment		(10)
Currency fluctuation of loans	3	184
Severance pay, net	10	(27)
Share-based compensation expenses	39	39
Decrease (increase) in trade receivables, net	1,337	(321)
Increase in other accounts receivable and other assets	(218)	(792)
Increase in inventories	(538)	(962)
Increase (decrease) in trade payables	(298)	1,421
Increase in operating lease liabilities	(31)
Increase (decrease) in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(365)	4
Net cash used in operating activities	(285)	(136)
Cash flows to investing activities:
Purchase of property and equipment	(40)	(232)
Proceeds from sale of property and equipment		10
Acquisition of business (See Supplementary cash flow activities)		(1,895)
Net cash used in investing activities	(40)	(2,117)
Cash flows from financing activities:
Proceeds from issuance of shares, net	12	558
Proceeds from issuance of shares related to securities purchase agreement, net		945
Proceeds from issuance of shares related to options exercised, net	109	316
Proceeds from short and long-term loans	774	708
Repayment of short and long-term loans	(527)	(254)
Net cash provided by financing activities	368	2,273
Increase in cash and cash equivalents, and restricted cash	43	20
Cash, cash equivalents and restricted cash at the beginning of the period	579	1,742
Cash, cash equivalents and restricted cash at the end of the period	622	1,762
Cash paid during the period for:
Interest	65	43
Non-cash activities:
Prepaid expenses related to issuance of Ordinary shares related to SEDA 2017 (See Note 9)		(35)
Fair value of Property and equipment, net and inventory acquired at acquisition date:
Property and equipment, net		91
Inventory		380
Intangible assets, Net		953
Loss Contracts		(614)
Goodwill		1,085
Net cash used to pay for the Acquisition of Imdecol		$ 1,895